Accounts receivable (Details) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2019	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2019	Dec. 31, 2017
Receivables [Abstract]
Allowance for doubtful accounts receivables		$ 0		$ 0
Bad debt expense		0	$ 48,000,000	0	$ 0
Other operating income - receipt of overdue receivable	$ 47,000,000	$ 21,000,000	$ 0	$ 26,000,000	$ 0